ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

TraQiQ, Inc. (along with its wholly owned subsidiaries, referred to herein as the “Company”) was incorporated in the State of California on September 9, 2009 as Thunderclap Entertainment, Inc. On July 14, 2017, Thunderclap Entertainment, Inc. changed its name to TraQiQ, Inc. On July 19, 2017, the Company entered into a Share Exchange Agreement (“Share Exchange”) with the stockholders of OmniM2M, Inc. (“OmniM2M”) and TraQiQ Solutions, Inc. dba Ci2i Services, Inc. (formerly Ci2i Services, Inc. – amended November 6, 2019) (“Ci2i”) whereby the stockholders of Omni and Ci2i exchanged all of their respective shares, representing 100% ownership in OmniM2M and Ci2i in exchange for 12,000,000 shares of the Company’s common stock, respectively. The OmniM2M Shareholders and the Ci2i Shareholders have each been issued their respective 12,000,000 shares on a pro rata basis based on their respective holdings in OmniM2M and Ci2i in the Share Exchange Agreement. The Share Exchange was accounted for as a reverse merger whereas Ci2i is considered the accounting acquirer and TraQiQ,Inc. is considered the accounting acquiree. For accounting purposes, the acquisition of Omni is recorded at historical cost in accordance with Accounting Standard Codification (“ASC”) 805-50-25-2 as this is considered an acquisition of entities under common control as the management of the Company and Omni control the activities of the respective companies. Prior to the merger with Ci2i and acquisition of Omni, the Company was considered a shell company under Rule 12b-2 of the Exchange Act. On December 1, 2017, The Company entered into a Share Purchase Agreement (the “Share Exchange Agreement”) with Ajay Sikka (“Sikka”), the sole shareholder of Transport IQ, Inc. whereby Sikka agreed to sell all of the shares in TransportIQ, Inc. (“TransportIQ”) in exchange for $18,109, in the form of cancellation of all of the debt of TransportIQ that is owed to the Company. The transaction became effective upon the execution of the Share Exchange Agreement by Sikka and the Company; and Transport IQ, Inc, is now a wholly-owned subsidiary of the Company. Because TransportIQ was commonly controlled and owned, the transaction was recorded at the historical carrying value of TransportIQ’s assets and liabilities.

TraQiQ Solutions, Inc.

This entity was formed about over 15 years ago and has most recently been providing technology solutions, predominantly in the business intelligence and data analytics arenas. The Company has been a vendor to Microsoft for over 10 years and has done work with many Microsoft product and business groups, including Microsoft Azure and Microsoft Media planning. Ci2i has worked closely with customers where a wide variety of analytics solutions were built.

Ci2i’s cloud solutions and analytics services comprise software development, program management, project management, and business analytics services.

TraQiQ Solutions Private Limited

On May 16, 2019, the Company entered into a Share Exchange Agreement with Mann-India Technologies Private Ltd., an Indian Corporation (“Mann”). On January 2, 2020, Mann changed its name to TraQiQ Solutions Private Limited (“TRAQ Pvt Ltd”). Pursuant to the Share Exchange Agreement with Mann, the Company acquired 100% of the shares of Mann and assumed certain net liabilities in exchange for warrants exercisable over a five-years to purchase 1,329,272 shares of common stock of the Company valued at $268. The warrants will be exercisable as follows: (i) 100,771 warrants immediately; (ii) 859,951 warrants exercisable one-year after the date of closing, which was extended to March 31, 2021; and (iii) 368,550 warrants exercisable two-years after the date of closing. This transaction is being recorded as a business combination under ASC 805.

The warrants that are exercisable in one-year and two-years are conditioned upon TRAQ Pvt Ltd. achieving certain revenue figures and pre-tax profit percentages. TRAQ Pvt Ltd. must achieve target revenue of $1.1 million (US$) and pre-tax profit of 25% (US$). Should TRAQ Pvt Ltd. be unable to achieve these criteria, the warrants will be reduced proportionately. A total of 419,127 of these warrants were cancelled effective May 16, 2021 as a result of these criteria not being achieved.

Mann-India Private limited was renamed to TraQiQ Solutions Private Limited shortly after acquisition by TraQiQ Inc.

TRAQ Pvt Ltd. was established in May 2000 and is headquartered in New Delhi, India. TRAQ Pvt Ltd. is a leading software development company which, with the advent of technology, has evolved as a mature and fast-growing company committed to provide reliable and cost-effective software solutions across industries all over the world.

TRAQ Pvt Ltd. has its own experienced team of software developers dedicated towards developing various kinds of customized software.

TraQ Pvt Ltd. has been doing business around the world for over 15 years, with particular emphasis on Latin America and India. The customer list includes large enterprise Finance and Insurance companies across Latin America. The company’s product portfolio has evolved rapidly and now includes enterprise ready solutions for payment processing, mobile wallets, micro lending solutions and digital transformation.

The Company helps businesses in emerging economies leverage the gig/task economy with a three-prong approach:

●	Target: We help companies target end-customer requirements, analyze their behaviors and offer them the right product or service at the right time.

●	Transact: We facilitate end-customer transactions by providing a full set of fin-tech tools, including multi-tiered e-wallets, a settlement engine, and a workflow tool to enable digital commerce.

●	Deliver: We provide cloud-based software solutions to manage delivery networks and, in addition, operate a nation-wide network of task associates who make deliveries and fulfill tasks across the supply chain in India.

With operations concentrated in India, Southeast Asia and Latin America, the Company is capitalizing on such growing trends as customer analytics, digital payments taking the place of traditional banking transactions and last mile delivery using task associates. Through its TraQSuite product, the Company provides an integrated solution for businesses seeking to set up an e-commerce operation with customer identification and targeting, payment systems and delivery. With its Mimo subsidiary, the Company runs a delivery and task network of approximately 14,000 people across India.

Target

From its early uses for recommendations of on-line movie preferences and suggested products for on-line shopping, artificial intelligence has become a powerful tool for driving the transformation of business to digital platforms and facilitating business growth. The Company’s management believes the use and application of artificial intelligence solutions to the retail analytics market will grow rapidly as tech resources using it become more affordable and easily available.

The Company uses artificial intelligence tools to provide business intelligence and data solutions. The Company capitalizes on the desire of customers to be rewarded by helping its B2B clients build loyalty and rewards programs. Many businesses have started offering discounts and rewards to customers each time they use their mobile wallets or buy their product or service as a way to incentivize customers to remain loyal to their brand. Once some retailers begin offering such a program, customers expect it with all of their transactions, and retailers that do not offer such an incentive risk a competitive disadvantage. The Company can help in building a more effective dashboards for AI-based decision-making tools or can build real-time systems that monitor data feeds from customer transactions. The Company’s clients can use insights from this data to improve customer experience, improve their business operations and provide the right target audience for marketing initiatives.

The Company’s Kringle™ tool analyzes the behaviors and transactions of the customers of a business across multiple purchasing channels and delivers real-time intelligence to a business, enabling targeted marketing. Powered by an AI-based e-commerce Intelligence Engine developed over the past seven years by a team of machine learning engineers, data scientists and PHDs, Kringle™ is able to deliver real time, automated one-to-one recommendations and personalized content across all customer touch points.

Transact

Payment methods for goods and services have evolved over thousands of years from barter to precious metal coins to paper money to checks to credit cards and, most recently, to digital currency and payments. Digital payments convert traditional cash transactions to cashless ones using software and other modern technologies. Digital payments create efficiencies and save money, and they also leave a digital trail that protects the users.

The business world has aggressively moved toward digital payments with ACH payments, wire transfers and EDI-based solutions. In the consumer world, where customers have access to digital payment tools such as mobile wallets through financial institutions, their use has evolved from being a niche payment method for consumers who are digitally-savvy to a payment method which is mainstream. The Company views this untapped market for digital payments as an opportunity, both for businesses and financial institutions that want to supply products and services to these customers and for the Company to help businesses satisfy that customer demand.

The Company’s TraQSuite™ product offers an enterprise-ready suite of FinTech tools. TraQSuite enables payment processing, mobile wallets, micro lending solutions and digital transformation solutions. Users can virtually store and use financial assets including G2P, B2P, welfare, salary, cards and micro banking like loans and insurance. Both banked and unbanked end customers can buy products and services and pay with their mobile devices using TraQSuite. The system also allows businesses and their customers to settle their transactions across all wallets, vendors, currencies and geographies.

Deliver

In order to complete a sale, a business must actually deliver its products to its customers, which usually includes the “last mile” to the customer’s physical location. While this has always been significant, the global COVID-19 pandemic has dramatically increased demand for product delivery, turning a valuable additional service into a “must-have” capability for businesses. Last-mile delivery aims to transport or deliver an item to its recipient in the quickest way possible, and customers will often make purchase decisions based on the speed, cost and reliability of delivery of the product.

The traditional approach to last-mile delivery is owning an operational fleet, which poses a high risk and potentially high costs, making it an unattractive solution for all by the largest retailers. Smaller companies often prefer to partner with delivery network carriers (DNCs) to handle the delivery, which allows the retailer to transfer a portion of the risk to one or more DNC providers. DNC providers often adopt a “gig” mindset using short-term independent contractors to make the actual delivery, which allows a DNC provider to transact and operate at a fraction of the cost of retaining and operating a delivery fleet. A “gig” business model uses a flexible work force of short-term, freelance independent contractors fulfilling targeted needs and paid on a per-task basis. This can benefit workers seeking lifestyle flexibility and businesses seeking a workforce sized to meet the needs of the moment.

The Company facilitates last-mile delivery and utilization of the “gig” workforce trend in two important ways – by providing software that allows its business clients to set up and manage last-mile delivery and task-based systems and by actually providing task-worker-based last mile delivery and payment collection systems in a major emerging market where there is no realistic alternative.

TraQSuite’s Last Mile software module provides a distribution platform that allows businesses to set up task-based networks rapidly – facilitating and validating transactions, and tracking and managing task associates. The Last-Mile software module enables a complete distribution engine for the new economy, designed to manage thousands of task associates across multiple geographies to deliver products and services to users while tracking the task associates and providing validation for the transactions. Mobile apps enable data sharing, validation and measurement of customer satisfaction.

In addition, the Company provides actual delivery and task-based services for businesses in one emerging market to solve problems that cannot be conveniently addressed using traditional methods. The Company’s Mimo-Technologies subsidiary runs a network of approximately 14,000 task associates in India. This team was set up by and is managed with the TraQSuite product. In addition to its rapidly growing business making task-based food, alcohol and medicine deliveries, Mimo is now collecting payments on behalf of B2B customers in India. The area of payment collections is especially critical for financial services companies who need to collect money from people without credit cards or a bank accounts. Mimo associates collect monthly payments from entrepreneurs with small microfinance loans for equipment or working capital. Mimo associates also collect payments from subscribers to Railtel, one of the largest broadband infrastructure providers in India that operates a nationwide fiber network running alongside train tracks. Mimo collects a transaction fee for each transaction that is completed. All the task associates are independent contractors who get paid for every task that is completed.

Rohuma, LLC

On January 22, 2021, the Company entered into a Share Exchange Agreement with Rohuma, LLC, a Delaware limited liability company (“Rohuma”) and its members, whereby the Rohuna members agreed to exchange all of their respective membership interests in Rohuma in exchange for 4,292,220 shares of common stock, of which the first tranche of shares were issued on March 1, 2021 totaling 2,562,277 shares, with the remaining value reflected as contingent consideration until the shares vest at which time they will be issued. The transaction was valued at $3,433,776 ($0.80 per share). Rohuma has an Indian affiliate that is owned 99% by Rohuma and 1% by its founding member. Rohuma controls this entity and the 1% ownership by the member is now less than 1% upon acquisition by the Company. This amount is reflected as a non-controlling interest.

Rohuma dba Kringle.ai is a California based software solutions company that enables digital and mobile commerce by providing enterprise class applications that cover loyalty and rewards products, payments, online ordering, distribution logistics for retail and more. Kringle analyzes customers’ omni-channel behaviors and transactions. Using AI for digital commerce, Kringle is able to deliver real time, automated 1:1 recommendations and personalized content across all customer touch points.

Mimo Technologies Private Limited

On February 17, 2021, the Company entered into a Share Exchange Agreement with Mimo Technologies Private Ltd., and Indian corporation (“Mimo”) and its shareholders, whereby the Mimo shareholders agreed to exchange all of their respective shares in Mimo in exchange for warrants to purchase 1,367,539 shares of the Company’s common stock. Of these warrants, 820,524 were earned at the date of acquisition, with the remaining 547,015 expected to be earned over the next two years from grant based on revenue goals for Mimo. The warrants have a term of three years and an exercise price of $0.001 and value in the amount of $1,640,447, of which $984,268 is reflected in additional paid in capital, with the remaining $656,179 reflected as contingent consideration. In addition to the issuance of the warrants, TRAQ Pvt Ltd, wrote off $258,736 in amounts due from a note receivable, $123,778 in accounts receivable and $40,354 in a debenture from Mimo. In addition, a cash payment was made to one of the minority shareholders of Mimo in the amount of $22,338. The Company acquired over 99% of Mimo with the remaining percentage of less than 1% reflected as a non-controlling interest.

Mimo provides delivery and task worker solutions across India. Mimo works with Banking, Financial, Logistics and Distribution companies, to take their products and services to semi-urban and rural India. Mimo trains the agents in each Product or Service through an online and classroom training platform. The company powers the gig economy task workers throughout the country and provides a very valuable source of employment for young people who may or may not have a high school diploma.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

TraQiQ, Inc. (along with its wholly owned subsidiaries, referred to herein as the “Company”) was incorporated in the State of California on September 9, 2009 as Thunderclap Entertainment, Inc. On July 14, 2017, Thunderclap Entertainment, Inc. changed its name to TraQiQ, Inc. On July 19, 2017, the Company entered into a Share Exchange Agreement (“Share Exchange”) with the stockholders of OmniM2M, Inc. (“OmniM2M”) and TraQiQ Solutions, Inc. dba Ci2i Services, Inc. (formerly Ci2i Services, Inc. – amended November 6, 2019) (“Ci2i”) whereby the stockholders of Omni and Ci2i exchanged all of their respective shares, representing 100% ownership in OmniM2M and Ci2i in exchange for 12,000,000 shares of the Company’s common stock, respectively. The OmniM2M Shareholders and the Ci2i Shareholders have each been issued their respective 12,000,000 shares on a pro rata basis based on their respective holdings in OmniM2M and Ci2i in the Share Exchange Agreement. The Share Exchange was accounted for as a reverse merger whereas Ci2i is considered the accounting acquirer and TraQiQ,Inc. is considered the accounting acquiree. For accounting purposes, the acquisition of Omni is recorded at historical cost in accordance with Accounting Standard Codification (“ASC”) 805-50-25-2 as this is considered an acquisition of entities under common control as the management of the Company and Omni control the activities of the respective companies. Prior to the merger with Ci2i and acquisition of Omni, the Company was considered a shell company under Rule 12b-2 of the Exchange Act. On December 1, 2017, The Company entered into a Share Purchase Agreement (the “Share Exchange Agreement”) with Ajay Sikka (“Sikka”), the sole shareholder of Transport IQ, Inc. whereby Sikka agreed to sell all of the shares in TransportIQ, Inc. (“TransportIQ”) in exchange for $18,109, in the form of cancellation of all of the debt of TransportIQ that is owed to the Company. The transaction became effective upon the execution of the Share Exchange Agreement by Sikka and the Company; and Transport IQ, Inc, is now a wholly-owned subsidiary of the Company. Because TransportIQ was commonly controlled and owned, the transaction was recorded at the historical carrying value of TransportIQ’s assets and liabilities.

TraQiQ Solutions, Inc.

This entity was formed about over 15 years ago and has most recently been providing technology solutions, predominantly in the business intelligence and data analytics arenas. The Company has been a vendor to Microsoft for over 10 years and has done work with many Microsoft product and business groups, including Microsoft Azure and Microsoft Media planning. Ci2i has worked closely with customers where a wide variety of analytics solutions were built.

Ci2i’s cloud solutions and analytics services comprise software development, program management, project management, and business analytics services.

On May 16, 2019, the Company entered into a Share Exchange Agreement with Mann-India Technologies Private Ltd., an Indian Corporation (“Mann”). On January 2, 2020, Mann changed its name to TRAQIQ Solutions Private Limited (“TRAQ Pvt Ltd”). Pursuant to the Share Exchange Agreement with Mann, the Company acquired 100% of the shares of Mann and assumed certain net liabilities in exchange for warrants exercisable over a five-years to purchase 1,329,272 shares of common stock of the Company valued at $268. The warrants will be exercisable as follows: (i) 100,771 warrants immediately; (ii) 859,951 warrants exercisable one-year after the date of closing, which was extended to March 31, 2021; and (iii) 368,550 warrants exercisable two-years after the date of closing. This transaction is being recorded as a business combination under ASC 805.

The warrants that are exercisable in one-year and two-years are conditioned upon TRAQ Pvt Ltd. achieving certain revenue figures and pre-tax profit percentages. TRAQ Pvt Ltd. must achieve target revenue of $1.1 million (US$) and pre-tax profit of 25% (US$). Should TRAQ Pvt Ltd. be unable to achieve these criteria, the warrants will be reduced proportionately.

Mann-India Private limited was renamed to TraQiQ Solutions Private Limited shortly after acquisition by TraQiQ Inc.

The warrants that are exercisable in one-year (which were extended to March 31, 2021) and two-years are conditioned upon TRAQ Pvt Ltd. achieving certain revenue figures and pre-tax profit percentages. TRAQ Pvt Ltd. must achieve target revenue of $1.1 million (US$) and pre-tax profit of 25% (US$). Should TRAQ Pvt Ltd. be unable to achieve these criteria, the warrants will be reduced proportionately.

TRAQ Pvt Ltd. was established in May 2000 and is headquartered in New Delhi, India. TRAQ Pvt Ltd. is a leading software development company which, with the advent of technology, has evolved as a mature and fast-growing company committed to provide reliable and cost-effective software solutions across industries all over the world.

TRAQ Pvt Ltd. has its own experienced team of software developers dedicated towards developing various kinds of customized software.

TraQ Pvt Ltd. has been doing business around the world for over 15 years, with particular emphasis on Latin America and India. The customer list includes large enterprise Finance and Insurance companies across Latin America. The company’s product portfolio has evolved rapidly and now includes enterprise ready solutions for payment processing, mobile wallets, micro lending solutions and digital transformation.

TraQSuite is a distribution platform that allows users to setup task-based networks rapidly – target customers, facilitate/validate transactions, track/manage task workers, manage funds and run the entire distribution network. It includes the following functions:

Targeting

TraQSuite analyzes your customers’ omni-channel behaviors and transactions. Using artificial intelligence technology, the software analyzes online activity and delivers real-time, automated recommendations and personalized content, including such items as personalized, always-updated coupons, funds, tickets and loyalty cards.

Transactions

The digital transactions functions of the software enable users to manage and control finances and virtually store and use financial assets including G2P, B2P, welfare, salary, cards and micro banking like loans and insurance. The software includes back-end payment processing and a front-end digital wallet that allows users with and without bank accounts to buy products and services and pay with their mobile devices, settling transactions across multiple vendors, currencies and locations.

Last mile

The Last-Mile software module is designed to allow logistics and delivery operations to manage large numbers of workers in multiple locations that are delivering products and services to users. It both tracks the task workers and provides validation for the transactions. The mobile applications enable data sharing and validation and also measure customer satisfaction.

Integration

TraQSuite also includes software designed to integrate the TraQSuite tools with existing business software.

Learning

TraQLearn is eLearning software that includes modules and dashboards for students, teachers and administrators and tools to help with targeted learning.

Effective December 31, 2020, Ci2i acquired the net assets of OmniM2M and TransportIQ, and then dissolved those entities in January 2021. The value of those transactions were for the assumed liabilities of Omni and TransportIQ, and no cash was exchanged. These acquisitions did not constitute accounting for discontinued operations under ASC 205 as the two entities were acquired by a subsidiary of the Company and were not disposed of.